Supplement to the

Fidelity® Tax Managed Stock Fund (FTXMX)

A Class of shares of Fidelity Tax Managed Stock Fund

A Fund of Fidelity Beacon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

TMGB-11-01  February 8, 2011
1.717659.116

Supplement to the

Fidelity AdvisorSM Tax Managed Stock Fund

Class A (FTXAX), Class T (FTXTX), Class B (FTXBX), Class C (FTXCX), and Institutional Class (FTXIX)

Classes of shares of Fidelity® Tax Managed Stock Fund

A Fund of Fidelity Beacon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

ATMG/ATMGIB-11-01  February 8, 2011
1.918656.101